Subsequent Events (Details) - USD ($)			6 Months Ended	9 Months Ended
	Feb. 06, 2022	Jan. 06, 2022	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Gross proceeds		$ 2,900,000		$ 3,176,000
Convertible preferred stock and warrants			$ 7,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Partially exercised over-allotment option		267,159
Private place units issued		26,716
Founders shares	214,460
Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Convertible preferred stock and warrants			$ 3,000,000